Transaction and Reverse Recapitalization	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Transaction and Reverse Recapitalization

3. Transaction and Reverse Recapitalization

On May 19, 2022, the Company consummated the acquisition of all of the issued and outstanding shares of OTR Acquisition Corp. and Comera Life Sciences, Inc., in accordance with the Business Combination Agreement.

Upon closing (i) Comera Merger Sub merged with and into Legacy Comera, with Legacy Comera surviving such merger as a direct wholly-owned subsidiary of CLS Holdings (the “Comera Merger”) and (ii) OTR Merger Sub merged with and into OTR, with OTR surviving such merger as a direct wholly-owned subsidiary of CLS Holdings (the “OTR Merger”). At the closing of the Transaction (the “Closing”), by virtue of the Comera Merger, all shares of Legacy Comera common stock, par value $0.001 per share (“Legacy Comera Common Stock”), issued and outstanding immediately prior to the Closing (including shares of Legacy Comera Common Stock issued upon conversion of Legacy Comera preferred stock immediately prior to the Closing) were canceled and converted into the right to receive shares of CLS Holdings common stock, par value $0.0001 per share (“CLS Holdings Common Stock”) and all outstanding Legacy Comera unvested stock options and Legacy Comera vested incentive stock options were converted into options to purchase shares of CLS Holdings Common Stock, all Legacy Comera vested in-the-money non-qualified stock options outstanding were net exercised for shares of Legacy Comera Common Stock and, upon the Closing as described above, those shares of Legacy Comera Common Stock were converted into the right to receive shares of CLS Holdings Common Stock.

In addition, at the Closing, CLS Holdings placed 3,150,000 shares of CLS Holdings Common Stock (the “Earn-Out Shares”) into escrow. If, at any time during the period beginning on the Closing Date and expiring at the close of business on the second anniversary of the Closing Date (the “Earn-Out Period”), the volume-weighted average price of CLS Holdings Common Stock is equal to or greater than $12.50 for any 20 trading days within a period of 30 consecutive trading days (the “Earn-Out Trigger”), then within 10 business days following the achievement of the Earn-Out Trigger, the Earn-Out Shares will be released to the former holders of Legacy Comera Common Stock on a pro rata basis. If a change of control occurs during the Earn-Out Period that results in the holders of shares of CLS Holdings Common Stock receiving consideration equal to or in excess of $12.50 per share, then the Earn-Out Trigger shall be deemed to be satisfied if (i) the aggregate proceeds paid to, or in the event of an asset sale, available for distribution to, stockholders of CLS Holdings in such change of control transaction divided by (ii) (a) the number of outstanding shares of CLS Holdings Common Stock immediately prior to the consummation of such change of control transaction plus (b) Earn-Out Shares, is equal to or exceeds $12.50.

Upon the Closing, by virtue of the OTR Merger, all shares of common stock of OTR issued and outstanding immediately prior to the Closing were converted on a one-to-one basis into the right to receive shares of CLS Holdings Common Stock and all warrants of OTR outstanding were converted into warrants to purchase shares of CLS Holdings Common Stock. Holders of OTR Common Stock included in the units sold in the initial public offering of OTR were entitled to exercise redemption rights in connection with the Transaction. Holders of 9,769,363 shares of OTR Common Stock exercised their right to have their shares redeemed which resulted in the issuance of 3,472,654 shares of CLS Holdings Common Stock in the Transaction to the former stockholders of OTR.

In connection with the Transaction, CLS Holdings, Legacy Comera, OTR and Maxim Group LLC (“Maxim”) entered into a Settlement and Release Agreement (“Settlement Agreement”) pursuant to which CLS Holdings, Legacy Comera, OTR and Maxim agreed, among other things that (1) all deferred underwriting fees owed to Maxim pursuant to the underwriting agreement between OTR and Maxim dated November 17, 2020 (the “Underwriting Agreement”) would be satisfied by the issuance by CLS Holdings to Maxim of 3,395 shares of CLS Holdings Series A Convertible Perpetual Preferred Stock, par value $0.0001 per share (“Series A Preferred Stock”) equal in value to $3.4 million; (2) Maxim would waive its right of first refusal contained in the Underwriting Agreement to act for OTR, or any successor, in future public and private offerings; (3) certain fees owed to Maxim under the advisory agreement between Legacy Comera and Maxim, dated October 13, 2020, as amended on August 16, 2021 and January 25, 2022 (the “Comera Advisory Agreement”) would be satisfied by the issuance by CLS Holdings to Maxim of 910 shares of Series A Preferred Stock equal in value to $910 thousand; (4) Maxim would invest $1.0 million in a private placement of CLS Holdings Common Stock (the “Maxim Private Placement”) at a value of $10.25 per share for 97,561 shares, which shares would receive certain registration rights under a separate registration rights agreement (the “Maxim Registration Rights Agreement”), (5) the 344,375 shares of CLS Holdings Common Stock issued to Maxim as a success fee for the Transaction under the Comera Advisory Agreement which were previously registered, would be unrestricted and freely tradable; and (6) certain of Maxim’s rights to fees for transactions and financings consummated after the Transaction would be limited to transactions and financings with four specified counterparties previously introduced by Maxim.

The following summarizes the shares of CLS Holdings Common Stock issued and outstanding immediately following the Transaction as of May 19, 2022:

	Shares	%
Legacy Comera Stockholders	12,022,595	76%
OTR Public Stockholders	677,987	4%
OTR Founders	2,611,838	16%
Maxim (1)	624,765	4%
Total (2)	15,937,185	100%

(1)

Represents (i) 97,561 shares of the CLS Holdings Common Stock purchased by Maxim in a private placement, (ii) 344,375 shares of the CLS Holdings Common Stock issued to Maxim by the Legacy Comera shareholders to settle Maxim’s success fee, and (iii) 182,829 shares of the CLS Holdings Common Stock issued to Maxim in exchange for a like number of shares of OTR common stock received in connection with OTR’s initial public offering.

(2)	Excludes 3,150,000 Earn-Out Shares.

The following table presents the net tangible assets acquired from OTR and reconciles the elements of the Transaction to the consolidated statements of cash flows:

Transaction
Cash	$5,643,508
Deferred underwriting fee payable	(3,395,389)
Derivative warrant liabilities	(2,286,379)
Net tangible assets acquired from OTR	(38,260)
Cash proceeds received from Maxim Private Placement	1,000,000
Gross proceeds from Transaction and Maxim Private Placement	961,740
Less: total issuance costs	(7,528,561)
Reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)
Add: derivative warrant liabilities assumed	2,286,379
Add: issuance of common stock to settle success fee	3,443,750
Add: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	4,305,389
Less: Series A preferred stock issuance costs	(161,535)
Net cash proceeds from Transaction and Maxim Private Placement	$3,307,162

The following table presents the net cash proceeds from the Transaction and Maxim Private Placement and reconciles the elements of the Transaction to the consolidated statements of convertible preferred stock, stockholders’ deficit and members’ equity:

Transaction
Net cash proceeds from Transaction and Maxim Private Placement	$3,307,162
Add: Series A preferred stock issuance costs	161,535
Add: reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Less: derivative warrant liabilities assumed	(2,286,379)
Less: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	(4,305,389)
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs	$3,443,750

The Transaction was accounted for as a reverse recapitalization because Legacy Comera was determined to be the accounting acquirer. Under the reverse recapitalization model, the Transaction was treated as Comera issuing equity for the net assets of OTR, with no goodwill or intangible assets recorded. All outstanding common stock instruments, prior to the Transaction, have been retroactively adjusted to share amounts reflecting the Company’s current capital structure, including adjustments based on the Exchange Ratio. Accordingly, certain amounts have been reclassified and retroactively adjusted to reflect the reverse recapitalization pursuant to the Transaction for all periods presented within the consolidated balance sheets and statements of convertible preferred stock, stockholders’ deficit and members’ equity.

Earn-Out Shares

The estimated fair value of the Earn-Out Shares at the Closing Date was approximately $8.63 per share, or $27.2 million in the aggregate. If the Earn-Out Trigger is not achieved for the two-year period following the Closing Date, the Earn-Out Shares will be cancelled and returned to treasury. The contingent obligation to issue Earn-Out Shares to Legacy Comera stockholders is considered indexed to the Company’s own stock and meets the equity classification under ASC 815.

While the Earn-Out Shares are legally issued and placed into escrow, they are not considered outstanding for accounting purposes until resolution of the earn-out contingency.

The estimated acquisition-date fair value of the Earn-Out Shares was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a weekly basis over the Earn-Out Period using the most reliable information available. Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair value of common stock	$9.91
Selected volatility	90.00%
Risk-free interest rate	2.60%
Contractual term (years)	2.0

Transaction Costs

In connection with the Transaction, the Company incurred direct and incremental costs of approximately $7.5 million related to the equity issuance, including $4.4 million of noncash expenses related to common stock and Series A Preferred Stock issued to Maxim, consisting primarily of investment banking and other professional fees. The costs related to the equity issuance were recorded to additional paid-in capital as a reduction of gross proceeds from the Transaction and Maxim Private Placement. The costs related to the equity issuance which exceeded gross proceeds received from the Transaction and Maxim Private Placement were recognized as a loss within other (expense) income, net.

The Company incurred approximately $1.5 million of expenses primarily related to advisory, legal, and accounting fees in conjunction with the Transaction, which were recorded in general and administrative expenses in the consolidated statements of operations and comprehensive loss.